Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

On March 31, 2022, the Company issued 20,000 ordinary shares to the Company’s Chief Financial Officer for the RSU vested as discussed in Note 12, and on April 11, 2022, the Company granted 500,500 shares as stock awards to its employees, officers and directors under the Company’s 2021 Omnibus Equity Plan, which were vested immediately. The fair value of these ordinary shares was $1,080,035 based on the closing stock price $2.20 on March 31, 2022 and $2.07 on April 11, 2022.